UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One): [  ] Form 10-K [ ] Form 20-F [ ] Form 11-K [ X ] Form 10-Q
[ ] Form N-SAR [ ] Form N-CSR

For Period Ended: September 30, 2011
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
    [ ] Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

SANTEON GROUP, INC.
Full name of Registrant

_________________________
Former Name if Applicable

11720 Plaza America Dr., Suite 150
Address of Principal Executive Office (Street and Number)

Reston, VA 20190
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III – NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The Registrant is in the process of preparing and having audited by its independent registered accounting firm its consolidated financial statements as at December 31, 2010 and for the fiscal year then ended. The process of compiling and disseminating the information required to be included in its Form 10-K Annual Report for the 2010 fiscal year, as well as the completion of the required audit of the Registrant’s financial information, could not be completed by September 30, 2011 without incurring undue hardship and expense. This has also caused a delay in compilation and dissemination of the information required to be included in its Quarterly Reports on Forms 10-Q for the three months ended March 31, 2011, June 30, 2011, and September 30, 2011. The Registrant undertakes the responsibility to file such annual and quarterly reports as soon as possible.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Ash Rofail	703	970-9200
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).            ☐  Yes        ☒  No

Registrant's Annual Report on Form 10-K for the year ended December 31, 2010, Quarterly Report on Form 10-Q for the three months ended March 31, 2011, and Quarterly Report on Form 10-Q for the three months ended June 30, 2011.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?            ☐  Yes        ☒  No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As of the date of this filing, the registrant is not able to anticipate whether or not there will be any significant change in results of operations as the registered independent auditor has not had the opportunity to review all of the financial information to make this determination.

SANTEON GROUP, INC.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date November 21, 2011	By	/S/ Ash Rofail Ash Rofail Chairman and Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.